Income Taxes	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Income Taxes	INCOME TAXES
Income tax expense (recovery) for the year is as follows:

Year ended	March 31,
	2024	2023
Current tax expense:	$	$
Current tax expense for the year	317	569

Deferred tax recovery:
Recognition of previously unrecognized tax benefits related to tax losses	—	(6,470)
Origination and reversal of temporary differences	(256)	(356)
Total deferred tax recovery	(256)	(6,826)
Total income tax expense (recovery)	61	(6,257)

The Company’s effective income tax rate differs from the combined statutory tax rate as follows:

Year ended	March 31,
	2024		2023
	%	$	%	$
Loss before income taxes		(16,599)		(36,354)
Company's statutory tax rate	26.5	(4,399)	26.5	(9,634)
Non-deductible share-based compensation expense	(6.7)	1,113	(3.1)	1,112
Other non-deductible and tax exempt items	3.0	(496)	(8.8)	3,198
Change in unrecognized deferred tax assets	(21.7)	3,600	0.7	(247)
Other	(1.5)	243	1.9	(686)
Effective income tax rate	(0.4)	61	17.2	(6,257)

The Company’s applicable statutory tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates.
Deferred income tax assets and liabilities
The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2024	2023
	$	$
Deferred tax liabilities	(8,099)	(8,632)
Deferred tax assets	5,715	5,997
	(2,384)	(2,635)

12. INCOME TAXES (CONT’D)
Movements in temporary differences during the year were as follows:

As at	March 31, 2024
	Opening balance	Recognized in earnings	Recognized in equity	Business acquisition	Foreign currency translation adjustment	Total
	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	18,240	(8,308)	—	—	—	9,932
Lease liabilities	4,907	(1,854)	—	—	—	3,053
Deferred financing costs	484	(89)	—	—	—	395
Total deferred tax assets	23,631	(10,251)	—	—	—	13,380
Intangibles and goodwill	(16,140)	7,652	—	—	(5)	(8,493)
Tax credits and other	(7,580)	1,794	—	—	—	(5,786)
Right-of-use assets	(2,546)	1,061	—	—	—	(1,485)
Total deferred tax liability	(26,266)	10,507	—	—	(5)	(15,764)
Net carrying amount	(2,635)	256	—	—	(5)	(2,384)

As at	March 31, 2023
	Opening balance	Recognized in earnings	Recognized in equity	Business acquisition	Foreign currency translation adjustment	Total
	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	17,268	972	—	—	—	18,240
Lease liabilities	4,562	345	—	—	—	4,907
Deferred financing costs	576	(102)	10	—	—	484
Total deferred tax assets	22,406	1,215	10	—	—	23,631
Intangibles and goodwill	(15,439)	6,055	—	(6,519)	(237)	(16,140)
Tax credits and other	(6,659)	(921)	—	—	—	(7,580)
Right-of-use assets	(3,023)	477	—	—	—	(2,546)
Total deferred tax liability	(25,121)	5,611	—	(6,519)	(237)	(26,266)
Net carrying amount	(2,715)	6,826	10	(6,519)	(237)	(2,635)

During the year ended March 31, 2023, the Company recognized a deferred tax asset in the amount of $6,470,000 that was probable of being realized as a result of the deferred tax liability recognized pursuant to the Datum Acquisition (note 4). The recognized deferred tax asset relates to previous years' net operating losses of the Company in the U.S. available for carryforwards as at July 1, 2022 in the amount of approximately $24,359,000 that was previously not recognized.
12. INCOME TAXES (CONT’D)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date	Canada
$
2039	922
2040	390
2041	2,075
2042	3,516
2043	3,603
2044	802
11,308

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (a)	USA
$
2037	13,344
Indefinite	15,682
29,026

(a) Net operating losses amounting to $20,316,000, of which $13,344,000 will expire in 2037, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater Technology Inc. In addition, the Company has i) state losses amounting to approximately $51,633,000 (with expiry dates ranging from 2025 to 2044) and ii) net deductible temporary differences totaling approximately $18,998,000 for which no deferred tax benefit has been recognized.